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                       VAN KAMPEN GROWTH AND INCOME FUND
                     SUPPLEMENT DATED APRIL 1, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED MARCH 29, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Phillip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     GI SPT 4/02
                                                                    21, 121, 221
                                                                       65077 SPT